Investment Objectives and Goals	Aug. 28, 2025
Grandeur Peak Emerging Markets Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Grandeur Peak Emerging Markets Opportunities Fund (THE “FUND”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital.
Grandeur Peak Global Contrarian Fund
Prospectus [Line Items]
Risk/Return [Heading]	Grandeur Peak Global Contrarian Fund (THE “FUND”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital.
Grandeur Peak Global Explorer Fund
Prospectus [Line Items]
Risk/Return [Heading]	Grandeur Peak Global Explorer Fund (THE “FUND”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital.
Grandeur Peak Global Micro Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Grandeur Peak Global Micro Cap Fund (THE “FUND”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital.
Grandeur Peak Global Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Grandeur Peak Global Opportunities Fund (THE “FUND”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital.
Grandeur Peak Global Reach Fund
Prospectus [Line Items]
Risk/Return [Heading]	Grandeur Peak Global Reach Fund (THE “FUND”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital.
Grandeur Peak Global Stalwarts Fund
Prospectus [Line Items]
Risk/Return [Heading]	Grandeur Peak Global Stalwarts Fund (THE “FUND”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital.
Grandeur Peak International Contrarian Fund
Prospectus [Line Items]
Risk/Return [Heading]	Grandeur Peak International Contrarian Fund (THE “FUND”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital.
Grandeur Peak International Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Grandeur Peak International Opportunities Fund (THE “FUND”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital.
Grandeur Peak International Stalwarts Fund
Prospectus [Line Items]
Risk/Return [Heading]	Grandeur Peak International Stalwarts Fund (THE “FUND”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital.
Grandeur Peak US Stalwarts Fund
Prospectus [Line Items]
Risk/Return [Heading]	Grandeur Peak US Stalwarts Fund (THE “FUND”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital.